Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2022
Registrant Name	dei_EntityRegistrantName	Vanguard Massachusetts Tax-Exempt Funds
CIK	dei_EntityCentralIndexKey	0001070414
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Mar. 28, 2023
Document Effective Date	dei_DocumentEffectiveDate	Mar. 29, 2023
Prospectus Date	rr_ProspectusDate	Mar. 29, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A